Related Party Transactions - Schedule of Related Parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Related Parties [Line Items]
Less: allowance for credit loss
Total Prepaid expenses and other current assets, net	2,206,162	638,342
Related Party [Member]
Schedule of Related Parties [Line Items]
Accounts receivable, gross — related parties		33,924
Total account receivable, net -related parties		33,924
Total due from related parties	4,634	575,341
Total due to related parties		564,711
Guangdong Rongmian [Member]
Schedule of Related Parties [Line Items]
Total Prepaid expenses and other current assets, net	46,854
Guangdong Rongmian Accessories Technology Co., Ltd. [Member]
Schedule of Related Parties [Line Items]
Total account payable – related parties	1,749,986	807,681
Total revenue from a related party		156,816
Total purchase from related parties	7,773,382	5,853,973
Total Commission income to a related party	111,326
Guangdong Rongmian Accessories Technology Co., Ltd. [Member] | Related Party [Member]
Schedule of Related Parties [Line Items]
Accounts receivable, gross — related parties		33,924
J-Long Vietnam Company Limited [Member]
Schedule of Related Parties [Line Items]
Total due from related parties	2,995
Administrative service from related party	128,539
Total purchase from related parties	66,110
J-Long Group Ltd [Member]
Schedule of Related Parties [Line Items]
Total due from related parties	1,639
Total due to related parties		216,950
Everlink Enterprises Limited [Member]
Schedule of Related Parties [Line Items]
Total due from related parties		488,260
New Sole (Shanghai) Technology Ltd [Member]
Schedule of Related Parties [Line Items]
Total due from related parties		87,081
Total account payable – related parties	429,630	105,767
Total purchase from related parties	2,198,891	308,093
Related Party [Member]
Schedule of Related Parties [Line Items]
Total due from related parties	4,634	575,341
Total account payable – related parties	2,302,962	1,149,429
Total revenue from a related party	11,028,800	7,412,903
Total due to related parties		564,711
Jiaxing Newsole Reflective Material Co., Ltd. [Member]
Schedule of Related Parties [Line Items]
Total account payable – related parties	123,346	235,981
Total purchase from related parties	990,417	1,250,837
J-Long Trims Pte. Ltd. [Member]
Schedule of Related Parties [Line Items]
Total revenue from a related party	200,000
Mr. Danny Tze Ching Wong [Member]
Schedule of Related Parties [Line Items]
Total due to related parties		$ 347,761